Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,771,500
Previously Paid Amount	0.00
Total Fee Amount	935.14
Total Offset Amount	0.00
Net Fee	935.14
Narrative - Max Aggregate Offering Price	$ 6,771,500
Final Prospectus	true